CONCENTRATION AND RISKS (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
SUMMARY OF CUSTOMERS CONTRIBUTION	Customers contributed more than 10% of total revenues are as below:
	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Customer A	—	17%	24%